Description of Business and Summary of Significant Accounting Policies- Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) item segment $ / shares	Mar. 31, 2020	Dec. 31, 2020 USD ($) item customer segment $ / shares	Dec. 31, 2019 customer item $ / shares	Dec. 31, 2018	Jan. 01, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segments | segment	1		1
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Concentration percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Cash, cash equivalents and short-term investments	$ 383,600		$ 350,300
Available borrowing capacity			$ 25,000
Operating lease ROU assets	18,993
Lease liabilities	19,940
Impact of Adoption
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU assets						$ 19,400
Lease liabilities						$ 20,400
Revolving Credit Facility | Line of Credit | 2020 Revolving Line
Summary of Significant Accounting Policies [Line Items]
Available borrowing capacity	$ 25,000
Accounts receivable | One Customer
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers | item	2		3
Concentration percentage	10.00%		10.00%
Accounts receivable | One Customer | VELODYNE LIDAR, INC AND SUBSIDIARIES
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers | item			3	3
Concentration percentage			10.00%	10.00%
Accounts receivable | Two customers
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers	2		2
Accounts receivable | Customer Concentration Risk | Two customers
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	45.00%		47.00%
Accounts payable | One Vendor
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers	2		3	1
Concentration percentage	10.00%		10.00%
Accounts payable | One Vendor | VELODYNE LIDAR, INC AND SUBSIDIARIES
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers | item			3	2
Concentration percentage			10.00%	10.00%
Accounts payable | Supplier Concentration Risk | One Vendor
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	32.00%		34.00%	36.00%